FI - Liabilities measured at fair value (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Due to banks	SFr 477	SFr 413
Customer deposits	3,700	4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,213	13,594
Obligation to return securities received as collateral	15,017	50,773
Trading liabilities	27,535	45,871
Short-term borrowings	10,690	10,740
Long-term debt	68,722	70,976
Other liabilities	2,592	7,780
Netting impact	(100,900)	(130,000)
Recurring basis
Liabilities
Due to banks	477	413
Customer deposits	3,700	4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,213	13,594
Obligation to return securities received as collateral	15,017	50,773
Trading liabilities	27,535	45,871
Short-term borrowings	10,690	10,740
Long-term debt	68,722	70,976
Other liabilities	2,592	7,780
Netting impact	(100,827)	(130,036)
Total liabilities at fair value	141,946	204,490
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,500	12,920
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	30,486	33,856
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	5,077
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,702	10,586
Recurring basis | Debt securities
Liabilities
Trading liabilities	7,677
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,635
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	3,955
Recurring basis | Equity securities
Liabilities
Trading liabilities	9,012	20,694
Recurring basis | Short positions
Liabilities
Trading liabilities	16,689
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	10,846	17,745
Netting impact	(100,522)	(129,867)
Recurring basis | Trading liabilities
Liabilities
Netting impact	(100,522)	(129,867)
Recurring basis | Other liabilities
Liabilities
Netting impact	(305)	(169)
Recurring basis | Level 1
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	13,848	44,074
Trading liabilities	19,419	33,544
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	348	0
Total liabilities at fair value	33,615	77,618
Recurring basis | Level 1 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0
Recurring basis | Level 1 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0	0
Recurring basis | Level 1 | Debt securities
Liabilities
Trading liabilities	2,809
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	2,667
Recurring basis | Level 1 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	113
Recurring basis | Level 1 | Equity securities
Liabilities
Trading liabilities	8,880	20,527
Recurring basis | Level 1 | Short positions
Liabilities
Trading liabilities	11,689
Recurring basis | Level 1 | Derivative instruments
Liabilities
Trading liabilities	7,730	10,536
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	776	3,264
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	133	51
Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities		0
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	6,812	7,149
Recurring basis | Level 2
Liabilities
Due to banks	477	413
Customer deposits	3,306	3,895
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,213	13,594
Obligation to return securities received as collateral	1,155	6,598
Trading liabilities	105,828	137,947
Short-term borrowings	9,658	10,039
Long-term debt	59,046	63,708
Other liabilities	2,031	6,678
Total liabilities at fair value	194,714	242,872
Recurring basis | Level 2 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	11,036	11,787
Recurring basis | Level 2 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	24,168	28,330
Recurring basis | Level 2 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	3,223
Recurring basis | Level 2 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,702	10,586
Recurring basis | Level 2 | Debt securities
Liabilities
Trading liabilities	4,865
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	968
Recurring basis | Level 2 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	3,839
Recurring basis | Level 2 | Equity securities
Liabilities
Trading liabilities	109	111
Recurring basis | Level 2 | Short positions
Liabilities
Trading liabilities	4,974
Recurring basis | Level 2 | Derivative instruments
Liabilities
Trading liabilities	100,854	132,885
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	44,003	68,159
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	22,646	28,819
Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities		4,663
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	27,919	30,612
Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	394	448
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	14	101
Trading liabilities	2,809	4,246
Short-term borrowings	1,032	701
Long-term debt	9,676	7,268
Other liabilities	518	1,271
Total liabilities at fair value	14,443	14,035
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	1,464	1,133
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	6,318	5,526
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	1,854
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0	0
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	3
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	3
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	22	55
Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	25
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	2,784	4,191
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	26	169
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	57	72
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities		1,335
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,787	2,010
Recurring basis | Fair value measured at net asset value per share
Liabilities
Trading liabilities	1	1
Total liabilities at fair value	1	1
Recurring basis | Fair value measured at net asset value per share | Equity securities
Liabilities
Trading liabilities	1	1
Recurring basis | Fair value measured at net asset value per share | Short positions
Liabilities
Trading liabilities	1
Nonrecurring basis
Liabilities
Other liabilities	21	14
Other liabilities of which commitments held-for-sale	21	14
Total liabilities at fair value	21	14
Nonrecurring basis | Level 1
Liabilities
Other liabilities	0	0
Other liabilities of which commitments held-for-sale	0	0
Total liabilities at fair value	0	0
Nonrecurring basis | Level 2
Liabilities
Other liabilities	0	0
Other liabilities of which commitments held-for-sale	0	0
Total liabilities at fair value	0	0
Nonrecurring basis | Level 3
Liabilities
Other liabilities	21	14
Other liabilities of which commitments held-for-sale	21	14
Total liabilities at fair value	21	14
Bank
Liabilities
Due to banks	477	413
Customer deposits	3,700	4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,307	13,688
Obligation to return securities received as collateral	15,017	50,773
Trading liabilities	27,539	45,871
Short-term borrowings	10,690	10,740
Long-term debt	67,788	70,243
Other liabilities	2,568	7,756
Netting impact	(100,900)	(130,100)
Bank | Recurring basis
Liabilities
Due to banks	477	413
Customer deposits	3,700	4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,307	13,688
Obligation to return securities received as collateral	15,017	50,773
Trading liabilities	27,539	45,871
Short-term borrowings	10,690	10,740
Long-term debt	67,788	70,243
Other liabilities	2,568	7,756
Netting impact	(100,864)	(130,106)
Total liabilities at fair value	141,086	203,827
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,500	12,920
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	30,486	33,856
Bank | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	5,077
Bank | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,708	10,627
Bank | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	7,133
Bank | Recurring basis | Debt securities
Liabilities
Trading liabilities	7,677
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,635
Bank | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	3,955
Bank | Recurring basis | Equity securities
Liabilities
Trading liabilities	9,016	20,694
Bank | Recurring basis | Short positions
Liabilities
Trading liabilities	16,693
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	10,846	17,745
Netting impact	(100,559)	(129,937)
Bank | Recurring basis | Trading liabilities
Liabilities
Netting impact	(100,559)	(129,937)
Bank | Recurring basis | Other liabilities
Liabilities
Netting impact	(305)	(169)
Bank | Recurring basis | Level 1
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	13,848	44,074
Trading liabilities	19,423	33,543
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	348	0
Total liabilities at fair value	33,619	77,617
Bank | Recurring basis | Level 1 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0	0
Bank | Recurring basis | Level 1 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Bank | Recurring basis | Level 1 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0
Bank | Recurring basis | Level 1 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0	0
Bank | Recurring basis | Level 1 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0
Bank | Recurring basis | Level 1 | Debt securities
Liabilities
Trading liabilities	2,809
Bank | Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	2,667
Bank | Recurring basis | Level 1 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	113
Bank | Recurring basis | Level 1 | Equity securities
Liabilities
Trading liabilities	8,884	20,527
Bank | Recurring basis | Level 1 | Short positions
Liabilities
Trading liabilities	11,693
Bank | Recurring basis | Level 1 | Derivative instruments
Liabilities
Trading liabilities	7,730	10,535
Bank | Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	776	3,264
Bank | Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	133	51
Bank | Recurring basis | Level 1 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities		0
Bank | Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	6,812	7,149
Bank | Recurring basis | Level 2
Liabilities
Due to banks	477	413
Customer deposits	3,306	3,895
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,307	13,688
Obligation to return securities received as collateral	1,155	6,598
Trading liabilities	105,865	138,018
Short-term borrowings	9,658	10,039
Long-term debt	58,112	62,957
Other liabilities	2,008	6,675
Total liabilities at fair value	193,888	242,283
Bank | Recurring basis | Level 2 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	11,036	11,787
Bank | Recurring basis | Level 2 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	24,168	28,330
Bank | Recurring basis | Level 2 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	3,223
Bank | Recurring basis | Level 2 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,708	10,627
Bank | Recurring basis | Level 2 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	7,133
Bank | Recurring basis | Level 2 | Debt securities
Liabilities
Trading liabilities	4,865
Bank | Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	968
Bank | Recurring basis | Level 2 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	3,839
Bank | Recurring basis | Level 2 | Equity securities
Liabilities
Trading liabilities	109	111
Bank | Recurring basis | Level 2 | Short positions
Liabilities
Trading liabilities	4,974
Bank | Recurring basis | Level 2 | Derivative instruments
Liabilities
Trading liabilities	100,891	132,956
Bank | Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	44,039	68,229
Bank | Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	22,646	28,819
Bank | Recurring basis | Level 2 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities		4,663
Bank | Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	27,919	30,612
Bank | Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	394	448
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	14	101
Trading liabilities	2,809	4,246
Short-term borrowings	1,032	701
Long-term debt	9,676	7,286
Other liabilities	517	1,250
Total liabilities at fair value	14,442	14,032
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	1,464	1,133
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	6,318	5,526
Bank | Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	1,854
Bank | Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0	0
Bank | Recurring basis | Level 3 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0
Bank | Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	3
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	3
Bank | Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	22	55
Bank | Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	25
Bank | Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	2,784	4,191
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	26	169
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	57	72
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities		1,335
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,787	2,010
Bank | Recurring basis | Fair value measured at net asset value per share
Liabilities
Trading liabilities	1	1
Total liabilities at fair value	1	1
Bank | Recurring basis | Fair value measured at net asset value per share | Equity securities
Liabilities
Trading liabilities	1	1
Bank | Recurring basis | Fair value measured at net asset value per share | Short positions
Liabilities
Trading liabilities	1
Bank | Nonrecurring basis
Liabilities
Other liabilities	21	14
Other liabilities of which commitments held-for-sale	21	14
Total liabilities at fair value	21	14
Bank | Nonrecurring basis | Level 1
Liabilities
Other liabilities	0	0
Other liabilities of which commitments held-for-sale	0	0
Total liabilities at fair value	0	0
Bank | Nonrecurring basis | Level 2
Liabilities
Other liabilities	0	0
Other liabilities of which commitments held-for-sale	0	0
Total liabilities at fair value	0	0
Bank | Nonrecurring basis | Level 3
Liabilities
Other liabilities	21	14
Other liabilities of which commitments held-for-sale	21	14
Total liabilities at fair value	SFr 21	SFr 14